Investment in associates balance sheet movements (Details) ₨ in Millions, $ in Millions, $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 INR (₨)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 INR (₨)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2021 EUR (€)
Balance sheet movements of associates companies [Line Items]
Non-current assets | €		€ 21,327,000,000		€ 21,327,000,000			€ 19,328,000,000
Other intangible assets | €		128,000,000		128,000,000			122,000,000
Current assets | €		7,672,000,000		7,672,000,000			6,990,000,000
Non-current derivative financial assets | €		221,000,000		221,000,000			254,000,000
Other non current financial assets other than derivatives and infrastructure projects | €	€ 1,139,000,000	1,139,000,000		1,139,000,000			1,148,000,000		€ 1,095,000,000
Deferred tax assets | €		1,159,000,000		1,159,000,000			1,006,000,000
Other current financial assets | €		0		0			0
Current tax assets, current | €		48,000,000		48,000,000			35,000,000
Assets | €		28,999,000,000		28,999,000,000			26,318,000,000
Cash and cash equivalents | €		4,828,000,000		4,828,000,000			4,789,000,000		5,130,000,000							€ 5,536,000,000
Equity | €		(8,120,000,000)		(8,120,000,000)			(5,879,000,000)		(6,473,000,000)							€ (5,946,000,000)
Non-current liabilities | €		14,578,000,000		14,578,000,000			14,664,000,000
Deferred tax liabilities | €		1,239,000,000		1,239,000,000			1,086,000,000
Current liabilities | €		6,301,000,000		6,301,000,000			5,775,000,000
Liabilities | €		20,879,000,000		20,879,000,000			20,439,000,000
Equity and liabilities | €		28,999,000,000		28,999,000,000			26,318,000,000
Investments in infrastructure projects subtotal | €		14,147,000,000		14,147,000,000			13,495,000,000		13,667,000,000
Trade and other current receivables | €		2,228,000,000		2,228,000,000			1,677,000,000		1,600,000,000
Current borrowings and current portion of non-current borrowings | €		1,196,000,000		1,196,000,000			942,000,000
Trade and other current payables | €		3,902,000,000		3,902,000,000			3,646,000,000		3,429,000,000
Profit (loss) from continuing operations | €				3,476,000,000			495,000,000		241,000,000
Comprehensive income | €				3,743,000,000			400,000,000		892,000,000
Revenue | €	€ 9,147,000,000			9,147,000,000			8,514,000,000		€ 7,551,000,000
IRB Infrastructure Trust (Private InvIT) [Member]
Balance sheet movements of associates companies [Line Items]
Group´s share in equity (23.99% Million EUR) | €		646,000,000
Ganga Acquisition | €				58,000,000
Group´s share in equity including Ganga acquisition (23.99%) | €				704,000,000
IRB Infrastructure Trust (Private InvIT) [Member] | Fair value recognised on acquisition June [Member]
Balance sheet movements of associates companies [Line Items]
Group´s share in equity (23.99% Million EUR) | €				652,000,000
Ganga Acquisition | €				0
Group´s share in equity including Ganga acquisition (23.99%) | €				652,000,000
IRB infrastructure developers limited [Member]
Balance sheet movements of associates companies [Line Items]
Group´s share in equity (19.86% and 24.86% post and pre-sale, respectively) | €		28,141,000,000		28,141,000,000			34,611,000,000
Group´s share in equity (Million EUR) | €		315,000,000		315,000,000			376,000,000
United States of America, Dollars
Balance sheet movements of associates companies [Line Items]
Assets | €		15,561,000,000		15,561,000,000			13,399,000,000
Liabilities | €		13,131,000,000		13,131,000,000			11,294,000,000
United States of America, Dollars | JFKNTO sponsor aggregator LLC [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets										$ 8,330				$ 6,482
Other intangible assets										8,067				6,168
Current assets										2,510				322
Non-current derivative financial assets										83				182
Other non current financial assets other than derivatives and infrastructure projects										180				132
Other current financial assets										1,984				0
Assets										10,840				6,804
Cash and cash equivalents										251				148
Equity										(1,994)				(932)
Non-current liabilities										8,504				5,559
Other non-current liabilities										3,850				3,785
Current liabilities										342				313
Equity and liabilities										10,840				6,804
Issued capital										1,635				600
Share of profit/(loss)										40				11
Hedging instrument liabilities										319				321
Debtors and other short-term accounts receivable										275				174
Bonds and debts - infrastructure projects										4,654				1,774
Creditors and other short-term accounts payables										$ 342				$ 313
Canada, Dollars
Balance sheet movements of associates companies [Line Items]
Assets | €		882,000,000		882,000,000			976,000,000
Liabilities | €		457,000,000		457,000,000			469,000,000
Canada, Dollars | 407 International Inc [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets												$ 4,594	$ 4,584
Current assets												1,163	1,014
Other non current financial assets other than derivatives and infrastructure projects												611	568
Deferred tax assets												62	62
Assets												5,757	5,598
Cash and cash equivalents												720	691
Equity												6,199	5,791
Non-current liabilities												11,309	10,908
Deferred tax liabilities												593	590
Current liabilities												647	481
Equity and liabilities												5,757	5,598
Increase decrease in current liabilities					$ 166
Increase decrease in non current assets					10
Investments in infrastructure projects subtotal												3,921	3,954
Increase decrease in fixed assets in infrastructure projects					(33)
Increase decrease in noncurrent financial assets					43
Increase decrease in deferred tax assets					0
Increase decrease in current assets					149
Trade and other current receivables												443	322
Increase decrease in trade and other current receivables					121
Increase decrease in cash and cash equivalents during the period					29
Increase decrease in assets					159
Increase decrease in equity					(408)
Increase decrease in non current liabilities					401
Non-current portion of non-current borrowings												10,716	10,318
Increase decrease in long term borrowings					398
Increase decrease in deferred tax liabilities					3
Current borrowings and current portion of non-current borrowings												514	403
Increase decrease in current borrowings and current portion of noncurrent borrowings					111
Trade and other current payables												$ 133	$ 77
Increase decrease in trade and other current payables					56
Increase decrease in equity and liabilities					$ 159
India, Rupees
Balance sheet movements of associates companies [Line Items]
Assets | €		1,026,000,000		1,026,000,000			380,000,000
Liabilities | €		3,000,000		3,000,000			4,000,000
India, Rupees | IRB Infrastructure Trust (Private InvIT) [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets | ₨											₨ 536,192
Current assets | ₨											15,719
Assets | ₨											551,911
Equity | ₨											(240,784)
Non-current liabilities | ₨											297,474
Current liabilities | ₨											13,653
Equity and liabilities | ₨											551,911
Group´s share in equity (23.99%) | ₨			₨ 57,769
India, Rupees | IRB Infrastructure Trust (Private InvIT) [Member] | Ferrovial SA [Member]
Balance sheet movements of associates companies [Line Items]
Profit (loss) from continuing operations | ₨			(3,131)
Comprehensive income | ₨			(3,131)
Group´s share in equity (23.99% Million EUR) | €		(8,000,000)
Group´s share in equity (23.99%) | ₨			(751)
Revenue | ₨			₨ 22,040
India, Rupees | IRB Infrastructure Trust (Private InvIT) [Member] | Fair value recognised on acquisition June [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets | ₨											537,578
Current assets | ₨											13,799
Assets | ₨											551,377
Equity | ₨											(245,257)
Non-current liabilities | ₨											294,852
Current liabilities | ₨											11,268
Equity and liabilities | ₨											551,377
Group´s share in equity (23.99%) | ₨						₨ 58,842
India, Rupees | IRB infrastructure developers limited [Member]
Balance sheet movements of associates companies [Line Items]
Non-current assets | ₨											405,626				₨ 388,946
Current assets | ₨											46,158				55,742
Assets | ₨											451,784				444,688
Equity | ₨											(141,663)				(139,195)
Non-current liabilities | ₨											273,464				238,920
Current liabilities | ₨											36,657				66,573
Equity and liabilities | ₨											451,784				444,688
India, Rupees | IRB infrastructure developers limited [Member] | Ferrovial SA [Member]
Balance sheet movements of associates companies [Line Items]
Profit (loss) from continuing operations | ₨						5,096		₨ 5,205
Other comprehensive income, before tax | ₨						(1,440)		407
Total comprehensive income | ₨											₨ 3,656				₨ 5,612
Group´s share in equity (19.86% and 24.86% post and pre-sale, respectively) | €		1,534,000,000		1,534,000,000			1,294,000,000
Group´s share in equity (Million EUR) | €		€ 13,000,000		€ 13,000,000			€ 14,000,000
Revenue | ₨						₨ 72,806		₨ 69,677